Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss) for the period	$ (34,156,211)	$ (11,323,725)
Adjustments for:
Depreciation and amortization	17,060,151	13,491,369
Stock-based compensation (notes 13 and 16)	2,083,914	3,554,765
Interest expense-accretion of debt and paid-in-kind interest	5,482,307	2,047,214
Deferred income tax expense (benefit)	699,836	(1,419,481)
Financial instruments revaluation and other (gains) losses	18,257,354	2,477,662
Changes in operating assets and liabilities
Accounts receivable	(3,074,720)	413,124
Prepaid expenses, security deposits and other assets	272,720	(5,012,756)
Accounts payable and accrued liabilities	9,036,934	(578,460)
Operating lease liabilities and right-of-use assets	2,952,575	2,379,575
Net Cash Provided by (Used in) Operating Activities	18,614,860	6,029,287
Investing activities
Purchase of property and equipment and intangible assets	(5,344,682)	(5,895,844)
Business acquisitions – net of cash acquired (note 4)	(3,198,634)	(218,659,981)
Other investments	(463,789)	0
Net Cash Provided by (Used in) Investing Activities	(9,007,105)	(224,555,825)
Financing activities
Loan proceeds (note 11)	406,300,000	354,114,000
Loan repayments (note 11)	(371,524,423)	(113,887,167)
Issuance costs – loans	(15,216,138)	(14,781,765)
Finance leases – principal payments	(1,524,548)	(904,193)
Subordinated notes or earn-out (note 12)	(200,000)	(1,500,000)
Earn-out liability (note 9)	(4,688,553)	0
Common shares (note 13)	0	1,311,146
Payment to non-controlling interests	(1,747,021)	(1,762,979)
Net Cash Provided by (Used in) Financing Activities	11,399,317	222,589,042
Increase in cash during the period	21,007,072	4,062,504
Cash – Beginning of period	23,388,916	19,326,412
Cash – End of period	44,395,988	23,388,916
Supplementary information
Interest expense paid	22,844,479	18,882,263
Income taxes paid	$ 1,172,464	$ 487,598